Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of segmental information
Revenues	$ 8,768,390	$ 7,043,016
Income (Loss) from Operations	(7,110,276)	(10,761,349)
Amortization and Depreciation Expense	247,458	245,787
Other Income (Expense), Net	(1,209,887)	3,437,505
Share-Based Compensation	654,481	720,150
Identifiable Assets	7,387,122	6,954,248
Vaccines/BioDefense [Member]
Summary of segmental information
Revenues	8,754,418	6,756,388
Income (Loss) from Operations	1,263,709	807,164
Amortization and Depreciation Expense	39,925	39,625
Share-Based Compensation	111,960	114,920
Identifiable Assets	2,123,676	1,025,220
BioTherapeutics [Member]
Summary of segmental information
Revenues	13,972	286,628
Income (Loss) from Operations	(4,487,988)	(7,674,381)
Amortization and Depreciation Expense	199,661	199,196
Share-Based Compensation	148,244	193,926
Identifiable Assets	76,183	204,308
Corporate [Member]
Summary of segmental information
Income (Loss) from Operations	(3,885,997)	(3,894,132)
Amortization and Depreciation Expense	7,872	6,966
Other Income (Expense), Net	(1,209,887)	3,437,505
Share-Based Compensation	394,277	411,304
Identifiable Assets	$ 5,187,263	$ 5,724,720